CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income/(loss) [Member]	Retained (deficit)/earnings [Member]
Beginning balance at Dec. 31, 2012	$ 54		$ 1,863	$ 1	$ (1,810)
Beginning balance, shares at Dec. 31, 2012		100,000,000
Capital contribution by owner	11,397		$ 11,397
Foreign currency transaction adjustments	49			$ 49
Net (loss)/income	(8,342)				$ (8,342)
Ending balance, shares at Dec. 31, 2013		100,000,000
Ending balance at Dec. 31, 2013	3,158		$ 13,260	$ 50	$ (10,152)
Capital contribution by owner	37,650		$ 37,650
Foreign currency transaction adjustments	(299)			$ (299)
Net (loss)/income	$ (4,497)				$ (4,497)
Ending balance, shares at Dec. 31, 2014	100,000,000	100,000,000
Ending balance at Dec. 31, 2014	$ 36,012		$ 50,910	$ (249)	$ (14,649)
Issuance of shares on June 25, 2015	10	$ 10
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900	64,850	$ 2	$ 64,848
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $4,900, shares		15,000,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000	9,000		$ 9,000
Issuance of ordinary shares for concurrent private placement, net of costs of $1,000, shares		2,000,000
Foreign currency transaction adjustments	(2,873)			$ (2,873)
Net (loss)/income	$ 43,828				$ 43,828
Ending balance, shares at Dec. 31, 2015	117,000,000	117,000,000
Ending balance at Dec. 31, 2015	$ 150,827	$ 12	$ 124,758	$ (3,122)	$ 29,179